CAPITAL STOCK AND OTHER RELATED ACCOUNTS - Schedule of Capital Stock and Other Capital Related Accounts (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($) Vote $ / shares shares	Jun. 06, 2023 $ / shares	Dec. 31, 2022 ARS ($) shares
Disclosure of capital stock and other capital related accounts [abstract]
Capital stock	$ 58,349		$ 59,603
Capital adjustment	43,012,348		43,936,999
Treasury shares	0		(20,038,774)
Share-based payment plans	569,731		356,176
Treasury shares trading premium	158,837		43,080
Share premium	63,825,938		79,442,908
Merger premium	14,350,655		14,350,655
Total	$ 121,975,858		$ 118,150,647
Number of common shares issued (in shares) | shares	583,483,151		596,026,000
Par value per share (in pesos per share) | $ / shares	$ 0.10	$ 0.10
Number of votes per share | Vote	1